Stockholders' Deficit (Details 2) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants Outstanding, Exercise Price Minimum	$ 0.35	$ 0.35
Warrants Outstanding Exercise Price Maximum	$ 0.40
Warrants Outstanding, Number Outstanding	13,541,667	10,750,000	2,470,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 1 month 21 days	4 years 5 months 27 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.36	$ 0.35	$ 0.35
Warrants Exercisable , Number Exercisable	12,958,334	9,875,000
Warrants Exercisable, Weighted Average Exercise Price	$ 0.36	$ 0.35